SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands	May 25, 2022	Oct. 26, 2021
Subsequent Event [Line Items]
Conversion price of convertible debt	$ 64,730
Percentage of net profit agreed to pay service fees		100.00%
Class A Ordinary Shares
Subsequent Event [Line Items]
Issuance of shares	15,414,467,400
Class A Ordinary Shares | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued to lender for set off outstanding balance	8,617,124,250
Consideration from shares issued to lender for set off outstanding balance	$ 36,185,890
ADSs
Subsequent Event [Line Items]
Issuance of shares	102,763,116